Income Statement (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue	$ 7,015	$ 21,647	$ 18,994	$ 68,972
Cost of goods sold	30,760	218	37,921	2,330
Gross Profit	(23,745)	21,429	(18,927)	66,642
Wages and wage related expenses	63,406	103,423	194,760	318,752
Selling, general and administrative	54,050	74,596	152,354	300,791
Stock based compensation		121,201		134,695
Professional, consulting and marketing fees	142,403	331,488	48,000	1,604,786
Depreciation and amortization	95,378	3,476	284,662	10,428
Total operating expenses	355,237	634,184	894,816	2,369,452
Loss before other expenses	(378,982)	(612,755)	(913,743)	(2,302,810)
Interest expense	20,880		59,735	19,026
Provision for income taxes		938	54	938
Net Loss end of period	$ (399,862)	$ (613,693)	$ (973,532)	$ (2,322,774)
Basic and diluted loss per common share	$ (0.06)	$ (0.13)	$ (0.16)	$ (0.51)
Weighted average shares outstanding	6,779,034	4,897,734	6,151,540	4,540,618